Transactions with non-controlling interests - Hangzhou Pengai (Details) - CNY (¥)													12 Months Ended
	Sep. 24, 2021	Sep. 23, 2021	Dec. 18, 2019	Dec. 10, 2019	Dec. 09, 2019	Jun. 24, 2019	Jun. 12, 2019	Jun. 11, 2019	Jun. 01, 2019	May 31, 2019	May 28, 2019	May 27, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consideration paid to non-controlling interests			¥ (940,000)			¥ (2,068,000)
Hangzhou Pengai
Consideration paid to non-controlling interests							¥ (4,906,000)
Equity interests disposed off (as a percent)							20.00%
Proportion of ownership interest in subsidiary							100.00%	80.00%					100.00%	80.00%
Chongqing Pengai
Excess of consideration paid to non-controlling interest recognised within equity															¥ (383,000)
Equity interests disposed off (as a percent)											5.00%
Proportion of ownership interest in subsidiary											100.00%	95.00%		100.00%
Changsha Pengai
Consideration paid to non-controlling interests	¥ (2,000,000)
Consideration paid to non-controlling interests	(1,575,000)
Excess of consideration paid to non-controlling interest recognised within equity	¥ (3,575,000)														(511,000)
Equity interests disposed off (as a percent)	15.00%
Proportion of ownership interest in subsidiary	3.00%	15.00%		89.00%	79.00%					70.00%			77.00%	89.00%
Nanchang Pengai
Consideration paid to non-controlling interests															(161,000)
Consideration paid to non-controlling interests															(950,000)
Excess of consideration paid to non-controlling interest recognised within equity															¥ (1,111,000)
Proportion of ownership interest in subsidiary									51.00%					51.00%